Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid (as defined by SEC rules) (
CAP
) and certain financial performance measures of the Company. For further information about how we align executive compensation with the Company’s performance, refer to
Compensation Discussion and Analysis
earlier in this proxy statement. The amounts in the table below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by our NEOs, including with respect to RSUs and PSUs. Refer to the
Other Compensation Tables
earlier in this proxy statement for more information.
The following table sets forth the compensation for our PEO and the average compensation for our other NEOs, each as reported in the Summary Compensation Table (
SCT
) and with certain adjustments to reflect CAP. The table also provides information with respect to cumulative TSR, peer group cumulative TSR, net income, and the Company’s selected performance measure, Core ROTCE.

Year	Summary Compen sation Table Total for PEO 1 (a)	Compen sation Actually Paid to PEO 1 (b)	Summary Compen sation Table Total for PEO 2 (a)	Compen sation Actually Paid to PEO 2 (b)	Summary Compen sation Table Total for PEO 3 (a)	Compen sation Actually Paid to PEO 3 (b)	Average Compen sation Summary Table Total for Non-PEO Named Executive Officers (a)	Average Compen sation Actually Paid to Non-PEO Named Executive Officers (b)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ in billions) (e)	Core ROTCE (f)
									Total Shareholder Return ($) (c)	Peer Group Total Shareholder Return ($) (d)

2024	20,940,509	20,251,281	4,604,901	21,339,020	8,294,398	22,304,323	4,308,965	7,556,047	138	173	0.7	8.5%

2023	—	—	—	—	13,394,384	18,920,463	6,163,491	8,414,382	130	133	1.0	11.5%

2022	—	—	—	—	14,439,223	4,257,400	4,163,136	1,912,795	87	118	1.7	20.5%

2021	—	—	—	—	15,545,746	21,790,378	4,555,956	6,064,788	164	132	3.1	24.3%

2020	—	—		—	11,622,074	15,378,775	3,386,884	4,217,807	121	98	1.1	9.1%
(a) Compensation for our 2024 PEOs, Mr. Rhodes (PEO 1), Mr. Timmerman (PEO 2), and Mr. J. Brown (PEO 3), reflect the amounts reported in the SCT for each respective year. Mr. Rhodes served as our PEO April 29, 2024—December 31, 2024. Mr. Timmerman served as our PEO from February 1, 2024—April 28, 2024. Mr. J. Brown (our former Chief Executive Officer) served as our PEO from January 1, 2024—January 31, 2024, and the entirety of 2023, 2022, 2021, and 2020. Average compensation for our other NEOs in 2024 includes the following individuals: Mr. Hutchinson, Ms. Mehlman, Ms. Richard, Ms. Patterson, Ms. Morais (our former President, Consumer & Commercial Banking), and Mr. Schugel. Average compensation for our other NEOs in 2023 includes the following individuals: Ms. Morais, Mr. Timmerman, Mr. Hutchinson, Mr. Schugel, Mr. B. Brown and Mr. Stengel (our former Chief Legal Officer). Average compensation for our other NEOs in 2022 includes the following individuals: Ms. Morais, Mr. Timmerman, Mr. B. Brown, Mr. Stengel, and Ms. LaClair (our former Chief Financial Officer). Average compensation for our other NEOs in 2020 and 2021 includes the following individuals: Ms. Morais, Mr. Timmerman, Mr. Stengel, and Ms. LaClair.
(b) Reflects CAP for the PEO and average CAP for our other NEOs, respectively, calculated as set forth in the table below in accordance with SEC rules. These amounts do not reflect the actual amount of compensation earned by or paid to the PEO and other NEOs during the applicable year. For information regarding the compensation decisions made by the CNGC for 2024, refer to
Compensation Discussion and Analysis
earlier in this proxy statement.

	PEO 1 2024	PEO 2 2024	PEO 3 2024	Other NEOs 2024	PEO 2023	Other NEOs 2023	PEO 2022	Other NEOs 2022	PEO 2021	Other NEOs 2021	PEO 2020	Other NEOs 2020

Total Compensation as Reported in SCT	20,940,509	4,604,901	8,294,398	4,308,965	13,394,384	6,163,491	14,439,223	4,163,136	15,545,746	4,555,956	11,622,074	3,386,884

Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	16,200,061	2,313,780	8,125,017	1,974,300	7,965,789	4,248,576	9,104,715	2,106,717	9,599,579	2,315,564	6,903,212	1,671,955

Plus Fiscal Year-End Fair Value for Awards Granted in the Covered Year and that were Outstanding and Unvested as of the End of the Covered Fiscal Year	11,218,699	2,177,741	7,647,876	1,899,281	8,430,142	5,625,619	4,663,153	1,081,707	8,259,859	1,992,621	7,753,340	1,866,899

Change in Fair Value of Outstanding Unvested Awards from Prior Years that were Outstanding as of the End of the Covered Fiscal Year	—	16,271,458	13,834,133	3,115,190	2,703,535	351,898	(6,776,222)	(1,443,688)	5,974,406	1,482,603	1,773,979	380,106

Change as of the Vesting Date in Fair Value of Awards from Prior Years that Vested in the Covered Fiscal Year	—	81,783	262,462	62,552	1,599,348	259,425	225,458	46,160	741,708	154,065	375,912	69,224

Plus Dividends Accumulated on Awards in the Covered Year Prior to the Vesting Date that are not Otherwise Included in Total Compensation for the Covered Year	367,723	481,709	267,377	127,682	627,599	242,206	639,278	141,698	689,786	171,000	756,682	182,676

Plus Fair Value as of the Vesting Date for Awards Granted and Vested in the Covered Year	3,924,411	35,209	123,095	16,677	131,243	20,318	171,225	30,499	178,452	24,107	—	3,973

Compensation Actually Paid	20,251,281	21,339,020	22,304,323	7,556,047	18,920,463	8,414,382	4,257,400	1,912,795	21,790,378	6,064,788	15,378,775	4,217,807
(c) TSR is cumulative for the measurement periods beginning on December 31, 2019, and ending on December 31 of each of 2020, 2021, 2022, 2023, and 2024 respectively, calculated in accordance with Item 201(e) of Regulation
S-K.
(d) Represents cumulative TSR for the S&P Financials Index.
(e) Reflects GAAP net income as reported in the Company’s Consolidated Statement of Income in its 2020, 2021, 2022, 2023, and 2024 Annual Reports on Form
10-K.
(f) This is a
non-GAAP
financial measure. Refer to
Appendix A
for applicable definitions and reconciliations.

Company Selected Measure Name	Core ROTCE
Named Executive Officers, Footnote	Average compensation for our other NEOs in 2024 includes the following individuals: Mr. Hutchinson, Ms. Mehlman, Ms. Richard, Ms. Patterson, Ms. Morais (our former President, Consumer & Commercial Banking), and Mr. Schugel. Average compensation for our other NEOs in 2023 includes the following individuals: Ms. Morais, Mr. Timmerman, Mr. Hutchinson, Mr. Schugel, Mr. B. Brown and Mr. Stengel (our former Chief Legal Officer). Average compensation for our other NEOs in 2022 includes the following individuals: Ms. Morais, Mr. Timmerman, Mr. B. Brown, Mr. Stengel, and Ms. LaClair (our former Chief Financial Officer). Average compensation for our other NEOs in 2020 and 2021 includes the following individuals: Ms. Morais, Mr. Timmerman, Mr. Stengel, and Ms. LaClair.
Peer Group Issuers, Footnote	(d) Represents cumulative TSR for the S&P Financials Index.
PEO Total Compensation Amount		$ 13,394,384	$ 14,439,223	$ 15,545,746	$ 11,622,074
PEO Actually Paid Compensation Amount		18,920,463	4,257,400	21,790,378	15,378,775
Adjustment To PEO Compensation, Footnote
(b) Reflects CAP for the PEO and average CAP for our other NEOs, respectively, calculated as set forth in the table below in accordance with SEC rules. These amounts do not reflect the actual amount of compensation earned by or paid to the PEO and other NEOs during the applicable year. For information regarding the compensation decisions made by the CNGC for 2024, refer to
Compensation Discussion and Analysis
earlier in this proxy statement.

	PEO 1 2024	PEO 2 2024	PEO 3 2024	Other NEOs 2024	PEO 2023	Other NEOs 2023	PEO 2022	Other NEOs 2022	PEO 2021	Other NEOs 2021	PEO 2020	Other NEOs 2020

Total Compensation as Reported in SCT	20,940,509	4,604,901	8,294,398	4,308,965	13,394,384	6,163,491	14,439,223	4,163,136	15,545,746	4,555,956	11,622,074	3,386,884

Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	16,200,061	2,313,780	8,125,017	1,974,300	7,965,789	4,248,576	9,104,715	2,106,717	9,599,579	2,315,564	6,903,212	1,671,955

Plus Fiscal Year-End Fair Value for Awards Granted in the Covered Year and that were Outstanding and Unvested as of the End of the Covered Fiscal Year	11,218,699	2,177,741	7,647,876	1,899,281	8,430,142	5,625,619	4,663,153	1,081,707	8,259,859	1,992,621	7,753,340	1,866,899

Change in Fair Value of Outstanding Unvested Awards from Prior Years that were Outstanding as of the End of the Covered Fiscal Year	—	16,271,458	13,834,133	3,115,190	2,703,535	351,898	(6,776,222)	(1,443,688)	5,974,406	1,482,603	1,773,979	380,106

Change as of the Vesting Date in Fair Value of Awards from Prior Years that Vested in the Covered Fiscal Year	—	81,783	262,462	62,552	1,599,348	259,425	225,458	46,160	741,708	154,065	375,912	69,224

Plus Dividends Accumulated on Awards in the Covered Year Prior to the Vesting Date that are not Otherwise Included in Total Compensation for the Covered Year	367,723	481,709	267,377	127,682	627,599	242,206	639,278	141,698	689,786	171,000	756,682	182,676

Plus Fair Value as of the Vesting Date for Awards Granted and Vested in the Covered Year	3,924,411	35,209	123,095	16,677	131,243	20,318	171,225	30,499	178,452	24,107	—	3,973

Compensation Actually Paid	20,251,281	21,339,020	22,304,323	7,556,047	18,920,463	8,414,382	4,257,400	1,912,795	21,790,378	6,064,788	15,378,775	4,217,807

Non-PEO NEO Average Total Compensation Amount	$ 4,308,965	6,163,491	4,163,136	4,555,956	3,386,884
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,556,047	8,414,382	1,912,795	6,064,788	4,217,807
Adjustment to Non-PEO NEO Compensation Footnote
(b) Reflects CAP for the PEO and average CAP for our other NEOs, respectively, calculated as set forth in the table below in accordance with SEC rules. These amounts do not reflect the actual amount of compensation earned by or paid to the PEO and other NEOs during the applicable year. For information regarding the compensation decisions made by the CNGC for 2024, refer to
Compensation Discussion and Analysis
earlier in this proxy statement.

	PEO 1 2024	PEO 2 2024	PEO 3 2024	Other NEOs 2024	PEO 2023	Other NEOs 2023	PEO 2022	Other NEOs 2022	PEO 2021	Other NEOs 2021	PEO 2020	Other NEOs 2020

Total Compensation as Reported in SCT	20,940,509	4,604,901	8,294,398	4,308,965	13,394,384	6,163,491	14,439,223	4,163,136	15,545,746	4,555,956	11,622,074	3,386,884

Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	16,200,061	2,313,780	8,125,017	1,974,300	7,965,789	4,248,576	9,104,715	2,106,717	9,599,579	2,315,564	6,903,212	1,671,955

Plus Fiscal Year-End Fair Value for Awards Granted in the Covered Year and that were Outstanding and Unvested as of the End of the Covered Fiscal Year	11,218,699	2,177,741	7,647,876	1,899,281	8,430,142	5,625,619	4,663,153	1,081,707	8,259,859	1,992,621	7,753,340	1,866,899

Change in Fair Value of Outstanding Unvested Awards from Prior Years that were Outstanding as of the End of the Covered Fiscal Year	—	16,271,458	13,834,133	3,115,190	2,703,535	351,898	(6,776,222)	(1,443,688)	5,974,406	1,482,603	1,773,979	380,106

Change as of the Vesting Date in Fair Value of Awards from Prior Years that Vested in the Covered Fiscal Year	—	81,783	262,462	62,552	1,599,348	259,425	225,458	46,160	741,708	154,065	375,912	69,224

Plus Dividends Accumulated on Awards in the Covered Year Prior to the Vesting Date that are not Otherwise Included in Total Compensation for the Covered Year	367,723	481,709	267,377	127,682	627,599	242,206	639,278	141,698	689,786	171,000	756,682	182,676

Plus Fair Value as of the Vesting Date for Awards Granted and Vested in the Covered Year	3,924,411	35,209	123,095	16,677	131,243	20,318	171,225	30,499	178,452	24,107	—	3,973

Compensation Actually Paid	20,251,281	21,339,020	22,304,323	7,556,047	18,920,463	8,414,382	4,257,400	1,912,795	21,790,378	6,064,788	15,378,775	4,217,807

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures
The
following
table sets forth an unranked list of performance measures that we view as the “most important” financial performance measures that we use for linking CAP to our NEOs performance for the most recently completed fiscal year.

Performance Measures

Core ROTCE

Total Shareholder Value

Adjusted Earnings Per Share

Total Adjusted Revenue

Core Pre-Tax Income

Net Interest Margin

Consolidated Net Charge Offs

Total Shareholder Return Amount	$ 138	130	87	164	121
Peer Group Total Shareholder Return Amount	173	133	118	132	98
Net Income (Loss)	$ 700,000,000	$ 1,000,000,000	$ 1,700,000,000	$ 3,100,000,000	$ 1,100,000,000
Company Selected Measure Amount	0.085	0.115	0.205	0.243	0.091
Measure:: 1
Pay vs Performance Disclosure
Name	Core ROTCE
Non-GAAP Measure Description	(f) This is a non-GAAP financial measure. Refer to Appendix A for applicable definitions and reconciliations.
Measure:: 2
Pay vs Performance Disclosure
Name	Total Shareholder Value
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Earnings Per Share
Measure:: 4
Pay vs Performance Disclosure
Name	Total Adjusted Revenue
Measure:: 5
Pay vs Performance Disclosure
Name	Core Pre-Tax Income
Measure:: 6
Pay vs Performance Disclosure
Name	Net Interest Margin
Measure:: 7
Pay vs Performance Disclosure
Name	Consolidated Net Charge Offs
Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,974,300)
Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,899,281
Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,115,190
Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,677
Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	62,552
Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	127,682
Mr. Rhodes [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	20,940,509	$ 0	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount	$ 20,251,281	0	0	0	0
PEO Name	Mr. Rhodes
Mr. Timmerman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,604,901	0	0	0
PEO Actually Paid Compensation Amount	$ 21,339,020	0	0	0	0
PEO Name	Mr. Timmerman
Mr. J. Brown [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 8,294,398	13,394,384	14,439,223	15,545,746	11,622,074
PEO Actually Paid Compensation Amount	$ 22,304,323	18,920,463	4,257,400	21,790,378	15,378,775
PEO Name	Mr. J. Brown
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(7,965,789)	(9,104,715)	(9,599,579)	(6,903,212)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		8,430,142	4,663,153	8,259,859	7,753,340
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,703,535	(6,776,222)	5,974,406	1,773,979
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		131,243	171,225	178,452	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,599,348	225,458	741,708	375,912
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		627,599	639,278	689,786	756,682
PEO | Mr. Rhodes [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (16,200,061)
PEO | Mr. Rhodes [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,218,699
PEO | Mr. Rhodes [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Rhodes [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,924,411
PEO | Mr. Rhodes [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Rhodes [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	367,723
PEO | Mr. Timmerman [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,313,780)
PEO | Mr. Timmerman [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,177,741
PEO | Mr. Timmerman [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,271,458
PEO | Mr. Timmerman [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	35,209
PEO | Mr. Timmerman [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	81,783
PEO | Mr. Timmerman [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	481,709
PEO | Mr. J. Brown [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,125,017)
PEO | Mr. J. Brown [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,647,876
PEO | Mr. J. Brown [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,834,133
PEO | Mr. J. Brown [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	123,095
PEO | Mr. J. Brown [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	262,462
PEO | Mr. J. Brown [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 267,377
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,248,576)	(2,106,717)	(2,315,564)	(1,671,955)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		5,625,619	1,081,707	1,992,621	1,866,899
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		351,898	(1,443,688)	1,482,603	380,106
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		20,318	30,499	24,107	3,973
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		259,425	46,160	154,065	69,224
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 242,206	$ 141,698	$ 171,000	$ 182,676